Annual Total Returns [BarChart] - American Funds Growth Portfolio - Class C	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(4.60%)
Annual Return 2012	17.41%
Annual Return 2013	29.78%
Annual Return 2014	8.18%
Annual Return 2015	6.49%
Annual Return 2016	9.10%
Annual Return 2017	27.90%
Annual Return 2018	(0.50%)
Annual Return 2019	30.34%
Annual Return 2020	51.63%